Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of property and equipment, net of accumulated depreciation
%

Computers	15 – 33
Equipment	7 – 33
Office furniture	6 – 15
Leasehold improvements	(*)

(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.

Schedule of intangible assets and estimated useful lives
Estimated useful life

Technology	Ten (10) years
Backlog	One (1) year

Schedule of fair value for options granted using the black-scholes option-pricing model
	Year ended December 31,
	2018	2017	2016

Dividend yield	0%	0%	0%
Expected volatility	60%	64%-70%	68%-71%
Risk-free interest	2.15%-2.91%	1.78%-2.28%	0.83%-0.97%
Expected life (in years)	3.5-4.37	7	2.98

Schedule of fair value, assets and liabilities measured on recurring basis

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$945,025	$945,025
Capital note	-	-	32,000	32,000

Total financial liabilities	-	-	$977,025	$977,025

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$2,035,378	$2,035,378
Capital note	-	-	57,658	57,658

Total financial liabilities	-	-	$2,093,036	$2,093,036

Schedule of liabilities measured at fair value on a recurring basis

Level 3

Balance as of January 1, 2016	$1,005,490

Fair value of warrants issued and capital note	183,260
Changes in Fair value of warrants and capital note	(25,936)

Balance as of December 31, 2016	1,162,814

Fair value of warrants issued	684,015
Fair value of warrants granted for services	738,091
Changes in Fair value of warrants and capital note	(491,884)

Balance as of December 31, 2017	2,093,036

Fair value of warrants issued	966,094
Fair value of warrants granted for services	119,779
Changes in Fair value of warrants and capital note	(2,201,884)

Balance as of December 31, 2018	$977,025